Income Taxes (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal and state statutory rate	21.00%	21.00%	35.00%
Change in valuation allowance on deferred tax assets	(21.00%)	(21.00%)	(35.00%)